July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds VII, Inc.
• BlackRock Sustainable Emerging Markets Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
BlackRock Sustainable Emerging Markets Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 4.4%
Banco Bradesco SA, ADR, Preference Shares	31,850	$ 88,224
Lojas Renner SA	489,920	1,423,507
XP, Inc., Class A	113,348	1,829,437
		3,341,168
Canada — 2.8%
Kinross Gold Corp.	56,235	899,760
Silvercorp Metals, Inc.	274,677	1,200,339
		2,100,099
China — 23.2%
Alibaba Group Holding Ltd.	117,300	1,763,578
Alibaba Group Holding Ltd., ADR	5,948	717,508
BYD Co. Ltd., Class A	13,900	201,627
China Life Insurance Co. Ltd., Class H	353,000	1,019,679
China Merchants Bank Co. Ltd., Class A	70,700	435,558
China Merchants Bank Co. Ltd., Class H	74,500	483,441
Contemporary Amperex Technology Co. Ltd., Class A	49,600	1,811,411
Eastroc Beverage Group Co. Ltd., Class A	18,000	701,830
Hongfa Technology Co. Ltd., Class A	245,400	833,261
KE Holdings, Inc., ADR	62,356	1,148,597
Midea Group Co. Ltd., Class A	94,244	915,301
Sany Heavy Industry Co. Ltd., Class A	641,000	1,769,932
Tencent Holdings Ltd.	84,000	5,881,025
		17,682,748
Hong Kong — 1.6%
Futu Holdings Ltd., ADR	8,078	1,241,427
Hungary — 2.0%
OTP Bank Nyrt	19,140	1,553,132
India — 14.1%
Aavas Financiers Ltd.(a)	51,350	1,007,214
Aditya Birla Capital Ltd.(a)	304,382	886,846
Apollo Hospitals Enterprise Ltd.	9,266	789,980
Axis Bank Ltd.	46,565	565,489
Bharti Airtel Ltd.	45,512	990,757
Cipla Ltd./India	37,578	663,635
HDB Financial Services Ltd.(a)	45,897	397,439
HDFC Bank Ltd.	65,695	1,507,589
ICICI Bank Ltd.	88,155	1,484,468
ICICI Bank Ltd., ADR	3,770	127,049
Lodha Developers Ltd.(b)	62,902	879,514
Mahindra & Mahindra Ltd.	9,375	341,518
Varun Beverages Ltd.	136,188	809,409
Vishal Mega Mart Ltd.(a)	163,616	259,654
		10,710,561
Indonesia — 2.1%
Bank Central Asia Tbk PT	1,524,600	764,123
Bank Rakyat Indonesia Persero Tbk PT	3,700,200	828,587
		1,592,710
Kazakhstan — 1.0%
Kaspi.KZ JSC, ADR	9,172	723,671
Security	Shares	Value
Mexico — 3.2%
BBB Foods, Inc., Class A(a)	9,306	$ 237,489
Grupo Aeroportuario del Centro Norte SAB de C.V., Class B	37,616	498,948
Grupo Financiero Banorte SAB de C.V., Class O	97,807	871,631
Wal-Mart de Mexico SAB de C.V.	291,757	860,037
		2,468,105
Poland — 2.6%
Bank Polska Kasa Opieki SA	14,258	774,257
Powszechny Zaklad Ubezpieczen SA	70,315	1,178,548
		1,952,805
Portugal — 0.8%
Jeronimo Martins SGPS SA	24,942	608,028
South Africa — 3.3%
Gold Fields Ltd.	4,950	120,715
Gold Fields Ltd., ADR	46,682	1,137,173
Pepkor Holdings Ltd.(b)	829,727	1,246,048
		2,503,936
South Korea — 9.9%
HD Hyundai Electric Co. Ltd.	1,370	487,531
Kia Corp.	10,788	789,366
NAVER Corp.	3,395	571,362
Samsung Biologics Co. Ltd.(a)(b)	1,431	1,093,323
Samsung Electronics Co. Ltd.	11,368	579,358
Samsung Electronics Co. Ltd., GDR, Registered Shares	1,117	1,397,780
SK Hynix, Inc.	9,028	1,749,769
SK Square Co. Ltd.(a)	8,208	884,087
		7,552,576
Taiwan — 19.9%
Accton Technology Corp.	77,000	2,274,132
Alchip Technologies Ltd.	16,000	2,045,392
MediaTek, Inc.	34,000	1,539,675
Taiwan Semiconductor Manufacturing Co. Ltd.	188,000	7,237,860
Wiwynn Corp.	23,000	2,099,130
		15,196,189
Thailand — 0.0%
Krungthai Card PCL, NVDR	27,100	23,583
United Arab Emirates — 0.9%
Aldar Properties PJSC	259,388	670,294
United States — 0.8%
Cognizant Technology Solutions Corp., Class A	9,000	645,840
Total Common Stocks — 92.6% (Cost: $57,061,909)		70,566,872

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Sustainable Emerging Markets Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 1.0%
Brazil — 1.0%
Banco Bradesco SA	281,449	$ 780,581
Total Preferred Securities — 1.0% (Cost: $762,132)		780,581
Total Long-Term Investments — 93.6% (Cost: $57,824,041)		71,347,453
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(c)(d)	2,884,330	2,884,330
Total Short-Term Securities — 3.8% (Cost: $2,884,330)		2,884,330
Total Investments — 97.4% (Cost: $60,708,371)		74,231,783
Other Assets Less Liabilities — 2.6%		1,989,688
Net Assets — 100.0%		$ 76,221,471

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 1,180,328	$ —	$ (1,180,328)(b)	$ (21)	$ 21	$ —	—	$ 201 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,046,520	—	(1,162,190)(b)	—	—	2,884,330	2,884,330	35,971	—
				$ (21)	$ 21	$ 2,884,330		$ 36,172	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	25	09/19/25	$ 1,548	$ (5,761)
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Axis Bank Ltd., ADR	HSBC Bank PLC	$ 410,059	02/10/28	0.40%	1D OBFR01	Monthly	$ (42,662)
FPT Corp.	JPMorgan Chase Bank N.A.	573,783	02/10/26	0.95%	1D OBFR01	Monthly	(22,339)
Hong Kong Exchanges & Clearing Ltd.	HSBC Bank PLC	138,249	02/10/28	0.55%	1D OBFR01	Monthly	2,460
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Sustainable Emerging Markets Equity Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Hong Kong Exchanges & Clearing Ltd.	JPMorgan Chase Bank N.A.	$ 834,805	02/10/26	0.55%	1D OBFR01	Monthly	$ 14,860
Total long positions of equity swaps							(47,681)
Net dividends and financing fees							(13,060)
Total equity swap contracts including dividends and financing fees							$ (60,741)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 3,341,168	$ —	$ —	$ 3,341,168
Canada	2,100,099	—	—	2,100,099
China	1,866,105	15,816,643	—	17,682,748
Hong Kong	1,241,427	—	—	1,241,427
Hungary	—	1,553,132	—	1,553,132
India	524,488	10,186,073	—	10,710,561
Indonesia	—	1,592,710	—	1,592,710
Kazakhstan	723,671	—	—	723,671
Mexico	2,468,105	—	—	2,468,105
Poland	—	1,952,805	—	1,952,805
Portugal	—	608,028	—	608,028
South Africa	1,137,173	1,366,763	—	2,503,936
South Korea	—	7,552,576	—	7,552,576
Taiwan	—	15,196,189	—	15,196,189
Thailand	—	23,583	—	23,583
United Arab Emirates	—	670,294	—	670,294
United States	645,840	—	—	645,840
Preferred Securities
Preferred Stocks	780,581	—	—	780,581

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Sustainable Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 2,884,330	$ —	$ —	$ 2,884,330
	$ 17,712,987	$ 56,518,796	$ —	$ 74,231,783
Derivative Financial Instruments
Assets
Equity Contracts	$ —	$ 17,320	$ —	$ 17,320
Liabilities
Equity Contracts	(5,761)	(78,061)	—	(83,822)
	$ (5,761)	$ (60,741)	$ —	$ (66,502)

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
Schedule of Investments